Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Gold credit sales	$ 431,618	$ 394,809
Concentrate sales	9,575	29,132
Revenue from sale of gold	441,193	423,941
Silver credit sales	290,152	365,251
Concentrate sales	53,427	54,023
Revenue from sale of silver	343,579	419,274
Palladium credit sales	9,240
Total sales revenue	$ 794,012	$ 843,215
Gold
Gold credit sales	54.00%	47.00%
Concentrate sales	1.00%	3.00%
Revenue from sale	55.00%	50.00%
Silver
Silver credit sales	37.00%	43.00%
Concentrate sales	7.00%	7.00%
Revenue from sale	44.00%	50.00%
Palladium
Palladium credit sales	1.00%	0.00%
Total sales revenue	100.00%	100.00%